S000016655 [Member] Expense Example - Franklin Multi-Asset Growth Fund	Jan. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 649
Expense Example, with Redemption, 3 Years	859
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	1,740
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	549
Expense Example, with Redemption, 5 Years	945
Expense Example, with Redemption, 10 Years	1,865
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	717
Expense Example, with Redemption, 10 Years	1,578
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	$ 846